Capital adequacy - Leverage ratio (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
On-balance sheet exposures	kr 227,519	kr 209,889
Off-balance sheet exposures	8,814	5,309
Total exposure measure	kr 236,333	kr 215,198
Leverage ratio	8.50%	9.30%
Total capital requirement relating to leverage ratio
Capital base requirement of 3 percent	kr 7,090	kr 6,456
Pillar 2 guidance	354	323
Total capital requirement relating to leverage ratio	kr 7,444	kr 6,779
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%